Share Capital - Summary of Share Capital (Detail) - BHP Group Limited [member] - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share capital issued - BHP Group Limited
Opening number of shares	5,075,992,235	5,071,530,817	5,065,820,556
Issue of shares	5,399,471	4,461,418	5,710,261
Purchase of shares by ESOP Trusts	(5,373,388)	(4,438,680)	(5,687,667)
Employee share awards exercised following vesting	4,846,302	4,994,832	5,841,767
Movement in treasury shares under Employee Share Plans	527,086	(556,152)	(154,100)
Closing number of shares	5,081,391,706	5,075,992,235	5,071,530,817
Shares held by the public [member]
Share capital issued - BHP Group Limited
Opening number of shares	5,075,290,713	5,070,273,143
Closing number of shares	5,080,163,098	5,075,290,713	5,070,273,143
Treasury shares [member]
Share capital issued - BHP Group Limited
Opening number of shares	701,522	1,257,674
Closing number of shares	1,228,608	701,522	1,257,674